Short-term and long-term loan (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2019	Jan. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Short-term Debt			$ 61,549				¥ 428,490		¥ 436,200
Long-term Debt							1,859,896		68,753
Interest Expense			$ 8,807	¥ 61,316	¥ 13,058	¥ 4,252
Debt Instrument Converted To Notes Payable				¥ 150,226	¥ 18,739
Revolving Credit Facility [Member]
Term of the debt			1 year	1 year	1 year
Maximum borrowing capacity							1,133,134		1,170,000
Short-term Debt							178,490		436,200
Deposits pledged							¥ 7,500		¥ 3,600
Debt, Weighted Average Interest Rate			4.52%				4.52%	4.75%	4.75%
Credit facilities used to issue letter of guarantee				¥ 121,069	¥ 138,847
Debt Instrument, Unused Borrowing Capacity, Amount							¥ 690,849		¥ 579,814
Interest Expense				39,380
One Year Bank Loan Contract [Member]
Term of the debt	1 year
Maximum borrowing capacity							700,000
Short-term Debt							250,000
Deposits pledged							¥ 273,740
Debt, Weighted Average Interest Rate			4.24%				4.24%
Letters Of Guarantee [Member]
Maximum borrowing capacity							¥ 151,322		167,104
Notes Payable [Member]
Maximum borrowing capacity							¥ 210,693		26,770
Three Year Bank Loan Agreement [Member]
Term of the debt		3 years
Maximum borrowing capacity | $		$ 50,000
Long-term Debt								$ 10,000	¥ 68,753
Deposits pledged | $								$ 10,100
Debt Instrument, Description of Variable Rate Basis					Libor plus 1.1%
Debt Instrument, Basis Spread on Variable Rate					1.10%
Bank borrowings
Interest Expense				¥ 21,936	¥ 13,058	¥ 4,252